Note 10 - Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2025	89,393	33.78
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2024	89,393	33.78